Long-term Investments - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term Investments
Investment-related impairment and provision	$ 93,382	$ 23,642	$ 71,081
Online education company
Long-term Investments
Impairment writeoff		$ 15,900
Community software
Long-term Investments
Impairment writeoff			15,400
Business social platform
Long-term Investments
Impairment writeoff			$ 14,200
Hydrogen-powered autonomous trucks manufacturing
Long-term Investments
Impairment writeoff	30,000
Commercial property investment
Long-term Investments
Impairment writeoff	$ 49,000